Contingent Liabilities and Commitments - Summary of Contingent Liabilities and Commitments (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities and commitments [line items]
Guarantees and formal standby facilities, credit lines and other commitments	£ 41,608	£ 41,737
Contingent Liability for Guarantees [Member]
Disclosure of contingent liabilities and commitments [line items]
Guarantees given to third parties	1,198	1,611
Loan commitments [member] | Not Later Than 1 Year [member]
Disclosure of contingent liabilities and commitments [line items]
Formal standby facilities, credit lines and other commitments	18,256	8,560
Loan commitments [member] | More than One Year [member]
Disclosure of contingent liabilities and commitments [line items]
Formal standby facilities, credit lines and other commitments	£ 22,154	£ 31,566